Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.3%
14,397	iShares 1-3 Year Treasury Bond ETF	$1,211,075	2.0
22,513	iShares Core U.S. Aggregate Bond ETF	2,455,493	4.0
16,494	iShares Russell 1000 Value ETF	2,036,844	3.3
44,894	Schwab U.S. TIPS ETF	2,469,170	4.0
5,249	Vanguard Global ex-U.S. Real Estate ETF	312,683	0.5
10,956	Vanguard Real Estate ETF	952,186	1.5

	Total Exchange-Traded Funds
	(Cost $9,017,900)	9,437,451	15.3

MUTUAL FUNDS: 84.6%
	Affiliated Investment Companies: 84.6%
77,839	Voya Emerging Markets Index Portfolio - Class I	910,718	1.5
318,288	Voya Floating Rate Fund - Class I	3,052,379	4.9
127,430	Voya Global Bond Fund - Class R6	1,209,310	1.9
1,350,189	Voya Intermediate Bond Fund - Class R6	13,528,898	21.9
186,994	Voya International Index Portfolio - Class I	1,854,985	3.0
211,891	Voya Large Cap Value Portfolio - Class I	2,513,032	4.1
47,832	Voya Large-Cap Growth Fund - Class R6	2,080,699	3.4
789,985	Voya Limited Maturity Bond Portfolio - Class I	7,884,053	12.8
45,030	Voya MidCap Opportunities Portfolio - Class I	629,973	1.0
103,799	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,236,250	2.0
195,940	Voya Multi-Manager International Factors Fund - Class I	1,830,076	3.0
63,584	Voya Multi-Manager Mid Cap Value Fund - Class I	618,034	1.0
68,745	Voya Small Company Portfolio - Class I	1,239,480	2.0
520,687	Voya U.S. Bond Index Portfolio - Class I	5,493,246	8.9
270,623	Voya U.S. High Dividend Low Volatility Fund - Class I	3,139,225	5.1
318,164	Voya U.S. Stock Index Portfolio - Class I	5,020,635	8.1

	Total Mutual Funds
	(Cost $49,548,588)	52,240,993	84.6

	Total Investments in Securities (Cost $58,566,488)	$61,678,444	99.9
	Assets in Excess of Other Liabilities	46,149	0.1
	Net Assets	$61,724,593	100.0

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,437,451	$–	$–	$9,437,451
Mutual Funds	52,240,993	–	–	52,240,993
Total Investments, at fair value	$61,678,444	$–	$–	$61,678,444

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$880,542	$24,484	$(75,606)	$81,298	$910,718	$-	$3,990	$-
Voya Floating Rate Fund - Class I	4,115,356	146,765	(1,319,170)	109,428	3,052,379	47,038	(28,257)	-
Voya Global Bond Fund - Class R6	1,177,902	70,331	(51,584)	12,661	1,209,310	14,010	(258)	-
Voya Intermediate Bond Fund - Class R6	12,340,013	1,428,767	(586,263)	346,381	13,528,898	112,639	(7,223)	-
Voya International Index Portfolio - Class I	2,348,741	58,859	(583,594)	30,979	1,854,985	-	165,744	-
Voya Large Cap Value Portfolio - Class I	2,405,590	118,340	(268,895)	257,997	2,513,032	-	(4,863)	-
Voya Large-Cap Growth Fund - Class R6	1,920,120	53,049	(196,552)	304,082	2,080,699	-	(25,194)	-
Voya Limited Maturity Bond Portfolio - Class I	6,447,836	1,716,464	(363,438)	83,191	7,884,053	31,392	198	-
Voya MidCap Opportunities Portfolio - Class I	591,717	16,323	(57,006)	78,939	629,973	-	7,074	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,176,342	32,645	(128,574)	155,837	1,236,250	-	(15,174)	-
Voya Multi-Manager International Factors Fund - Class I	1,761,978	48,968	(170,420)	189,550	1,830,076	-	(24,577)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	589,692	16,323	(83,063)	95,082	618,034	-	(10,875)	-
Voya Small Company Portfolio - Class I	1,180,831	32,645	(162,601)	188,605	1,239,480	-	(21,388)	-
Voya U.S. Bond Index Portfolio - Class I	4,112,658	1,687,872	(429,851)	122,567	5,493,246	28,650	(8,016)	-
Voya U.S. High Dividend Low Volatility Fund - Class I	2,950,617	81,614	(233,521)	340,515	3,139,225	-	(4,141)	-
Voya U.S. Stock Index Portfolio - Class I	4,194,197	1,366,087	(986,431)	446,782	5,020,635	-	68,409	-
	$48,194,132	$6,899,536	$(5,696,569)	$2,843,894	$52,240,993	$233,729	$95,449	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $59,668,746.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$3,555,124
Gross Unrealized Depreciation	(1,545,426)

Net Unrealized Appreciation	$2,009,698

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.0%
44,148	iShares 1-3 Year Treasury Bond ETF	$3,713,730	2.9
62,124	iShares Russell 1000 Value ETF	7,671,693	6.1
10,709	Vanguard Global ex-U.S. Real Estate ETF	637,935	0.5
22,351	Vanguard Real Estate ETF	1,942,525	1.5

	Total Exchange-Traded Funds
	(Cost $13,112,999)	13,965,883	11.0

MUTUAL FUNDS: 88.4%
	Affiliated Investment Companies: 88.4%
733,068	Voya Emerging Markets Index Portfolio - Class I	8,576,891	6.8
385,333	Voya Floating Rate Fund - Class I	3,695,346	2.9
182,731	Voya Index Plus LargeCap Portfolio - Class I	5,101,845	4.0
1,117,270	Voya Intermediate Bond Fund - Class R6	11,195,043	8.9
1,510,676	Voya International Index Portfolio - Class I	14,985,902	11.8
741,800	Voya Large Cap Value Portfolio - Class I	8,797,745	7.0
222,849	Voya Large-Cap Growth Fund - Class R6	9,693,938	7.7
268,979	Voya MidCap Opportunities Portfolio - Class I	3,763,019	3.0
209,481	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,494,920	2.0
344,265	Voya Multi-Manager International Equity Fund - Class I	3,773,140	3.0
263,713	Voya Multi-Manager International Factors Fund - Class I	2,463,081	1.9
384,162	Voya Multi-Manager Mid Cap Value Fund - Class I	3,734,054	3.0
170,005	Voya RussellTM Mid Cap Index Portfolio - Class I	2,563,674	2.0
416,496	Voya Small Company Portfolio - Class I	7,509,432	5.9
352,412	Voya U.S. Bond Index Portfolio - Class I	3,717,948	2.9
1,253,535	Voya U.S. Stock Index Portfolio - Class I	19,780,787	15.6

	Total Mutual Funds
	(Cost $97,723,840)	111,846,765	88.4

	Total Investments in Securities (Cost $110,836,839)	$125,812,648	99.4
	Assets in Excess of Other Liabilities	736,520	0.6
	Net Assets	$126,549,168	100.0

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$13,965,883	$–	$–	$13,965,883
Mutual Funds	111,846,765	–	–	111,846,765
Total Investments, at fair value	$125,812,648	$–	$–	$125,812,648
Other Financial Instruments+
Futures	77,853	–	–	77,853
Total Assets	$125,890,501	$–	$–	$125,890,501
Liabilities Table
Other Financial Instruments+
Futures	$(46,556)	$–	$–	$(46,556)
Total Liabilities	$(46,556)	$–	$–	$(46,556)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$8,106,182	$129,466	$(457,011)	$798,254	$8,576,891	$-	$(5,124)	$-
Voya Floating Rate Fund - Class I	5,799,607	104,224	(2,398,494)	190,009	3,695,346	60,467	(75,882)	-
Voya Index Plus LargeCap Portfolio - Class I	4,660,746	31,123	(203,108)	613,084	5,101,845	-	(599)	-
Voya Intermediate Bond Fund - Class R6	9,274,660	2,074,859	(431,908)	277,432	11,195,043	90,306	(8,982)	-
Voya International Index Portfolio - Class I	13,901,674	222,261	(441,145)	1,303,112	14,985,902	-	83,807	-
Voya Large Cap Value Portfolio - Class I	8,312,383	175,381	(567,004)	876,985	8,797,745	-	8,209	-
Voya Large-Cap Growth Fund - Class R6	8,743,510	58,357	(451,662)	1,343,733	9,693,938	-	(58,708)	-
Voya MidCap Opportunities Portfolio - Class I	4,087,340	24,112	(625,058)	276,625	3,763,019	-	306,186	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,320,862	15,562	(136,814)	295,310	2,494,920	-	(16,732)	-
Voya Multi-Manager International Equity Fund - Class I	3,481,485	23,343	(127,241)	395,553	3,773,140	-	421	-
Voya Multi-Manager International Factors Fund - Class I	2,317,400	15,562	(95,856)	225,975	2,463,081	-	(7,775)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	4,073,232	24,112	(1,206,868)	843,578	3,734,054	-	(267,261)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	2,330,146	15,562	(149,968)	367,934	2,563,674	-	5,876	-
Voya Small Company Portfolio - Class I	6,989,970	46,685	(688,888)	1,161,665	7,509,432	-	(163,986)	-
Voya U.S. Bond Index Portfolio - Class I	3,478,170	272,235	(117,731)	85,274	3,717,948	20,834	(2,298)	-
Voya U.S. Stock Index Portfolio - Class I	17,745,898	1,985,375	(2,331,680)	2,381,194	19,780,787	-	(107,815)	-
	$105,623,265	$5,218,219	$(10,430,436)	$11,435,717	$111,846,765	$171,607	$(310,663)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the following futures contracts were outstanding for Voya Strategic Allocation Growth Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	28	06/21/19	$3,972,920	$68,127
U.S. Treasury 2-Year Note	12	06/28/19	2,557,125	9,726
			$6,530,045	$77,853
Short Contracts:
Mini MSCI EAFE Index	(27)	06/21/19	(2,519,640)	(30,966)
Mini MSCI Emerging Markets Index	(70)	06/21/19	(3,700,900)	(15,590)
			$(6,220,540)	$(46,556)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $114,266,226.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$16,329,777
Gross Unrealized Depreciation	(4,752,058)

Net Unrealized Appreciation	$11,577,719

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.1%
59,240	iShares 1-3 Year Treasury Bond ETF	$4,983,269	4.0
69,389	iShares Core U.S. Aggregate Bond ETF	7,568,258	6.0
52,149	iShares Russell 1000 Value ETF	6,439,880	5.1
10,788	Vanguard Global ex-U.S. Real Estate ETF	642,641	0.5
22,515	Vanguard Real Estate ETF	1,956,779	1.5

	Total Exchange-Traded Funds
	(Cost $20,536,740)	21,590,827	17.1

MUTUAL FUNDS: 82.5%
	Affiliated Investment Companies: 82.5%
523,996	Voya Emerging Markets Index Portfolio - Class I	6,130,755	4.9
385,897	Voya Floating Rate Fund - Class I	3,700,752	2.9
137,189	Voya Index Plus LargeCap Portfolio - Class I	3,830,310	3.0
2,115,686	Voya Intermediate Bond Fund - Class R6	21,199,178	16.8
755,049	Voya International Index Portfolio - Class I	7,490,082	6.0
633,266	Voya Large Cap Value Portfolio - Class I	7,510,536	6.0
193,201	Voya Large-Cap Growth Fund - Class R6	8,404,241	6.7
234,710	Voya Limited Maturity Bond Portfolio - Class I	2,342,411	1.9
178,939	Voya MidCap Opportunities Portfolio - Class I	2,503,356	2.0
209,668	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,497,142	2.0
344,560	Voya Multi-Manager International Equity Fund - Class I	3,776,381	3.0
329,885	Voya Multi-Manager International Factors Fund - Class I	3,081,121	2.4
255,586	Voya Multi-Manager Mid Cap Value Fund - Class I	2,484,298	2.0
277,919	Voya Small Company Portfolio - Class I	5,010,884	4.0
571,724	Voya U.S. Bond Index Portfolio - Class I	6,031,691	4.8
328,172	Voya U.S. High Dividend Low Volatility Fund - Class I	3,806,799	3.0
887,832	Voya U.S. Stock Index Portfolio - Class I	14,009,992	11.1

	Total Mutual Funds
	(Cost $93,896,896)	103,809,929	82.5

	Total Investments in Securities (Cost $114,433,636)	$125,400,756	99.6
	Assets in Excess of Other Liabilities	465,694	0.4
	Net Assets	$125,866,450	100.0

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$21,590,827	$–	$–	$21,590,827
Mutual Funds	103,809,929	–	–	103,809,929
Total Investments, at fair value	$125,400,756	$–	$–	$125,400,756
Other Financial Instruments+
Futures	31,625	–	–	31,625
Total Assets	$125,432,381	$–	$–	$125,432,381
Liabilities Table
Other Financial Instruments+
Futures	$(36,089)	$–	$–	$(36,089)
Total Liabilities	$(36,089)	$–	$–	$(36,089)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$5,886,360	$36,271	$(355,266)	$563,390	$6,130,755	$-	$7,370	$-
Voya Floating Rate Fund - Class I	5,895,803	111,353	(2,482,479)	176,075	3,700,752	61,225	(60,158)	-
Voya Index Plus LargeCap Portfolio - Class I	3,553,126	21,762	(191,761)	447,183	3,830,310	-	18,544	-
Voya Intermediate Bond Fund - Class R6	18,856,724	2,462,538	(655,959)	535,875	21,199,178	176,450	(8,612)	-
Voya International Index Portfolio - Class I	7,066,127	97,152	(343,937)	670,740	7,490,082	-	31,193	-
Voya Large Cap Value Portfolio - Class I	7,239,747	79,796	(566,191)	757,184	7,510,536	-	13,065	-
Voya Large-Cap Growth Fund - Class R6	7,702,435	47,152	(541,538)	1,196,192	8,404,241	-	(67,541)	-
Voya Limited Maturity Bond Portfolio - Class I	2,351,142	173,512	(207,801)	25,558	2,342,411	10,097	650	-
Voya MidCap Opportunities Portfolio - Class I	2,967,495	16,808	(607,751)	126,804	2,503,356	-	290,921	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,359,251	14,508	(181,069)	304,452	2,497,142	-	(21,291)	-
Voya Multi-Manager International Equity Fund - Class I	3,539,063	21,763	(186,731)	402,286	3,776,381	-	(825)	-
Voya Multi-Manager International Factors Fund - Class I	2,944,733	18,135	(171,971)	290,224	3,081,121	-	(13,160)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	2,957,423	16,808	(1,130,960)	641,027	2,484,298	-	(225,859)	-
Voya Small Company Portfolio - Class I	4,736,722	29,017	(558,135)	803,280	5,010,884	-	(127,497)	-
Voya U.S. Bond Index Portfolio - Class I	5,896,891	433,697	(443,789)	144,892	6,031,691	34,706	(7,715)	-
Voya U.S. High Dividend Low Volatility Fund - Class I	3,550,793	21,763	(176,262)	410,505	3,806,799	-	(2,017)	-
Voya U.S. Stock Index Portfolio - Class I	12,622,994	1,963,920	(2,062,068)	1,485,146	14,009,992	-	105,362	-
	$100,126,829	$5,565,955	$(10,863,668)	$8,980,813	$103,809,929	$282,478	$(67,570)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the following futures contracts were outstanding for Voya Strategic Allocation Moderate Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	9	06/21/19	$1,277,010	$21,898
U.S. Treasury 2-Year Note	12	06/28/19	2,557,125	9,727
			$3,834,135	$31,625
Short Contracts:
Mini MSCI EAFE Index	(27)	06/21/19	(2,519,640)	(30,966)
Mini MSCI Emerging Markets Index	(23)	06/21/19	(1,216,010)	(5,123)
			$(3,735,650)	$(36,089)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $117,776,997.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$11,934,957
Gross Unrealized Depreciation	(4,315,662)

Net Unrealized Appreciation	$7,619,295